Marketable securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from sales	$ 18,246	$ 26,382	$ 83,128
Purchase of securities	3,567	25,015	73,632
Gross gains	6	41	74
Credit Agricole securities [Member]
Proceeds from sales	15,143	5,775
Purchase of securities	3,573	8,062
Gross gains	3	10
HSBC securities [Member]
Proceeds from sales	3,216	20,607
Purchase of securities	0	16,953
Gross gains	$ 3	$ 31